Restructuring Actions (Details) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2020 USD ($) position	Jun. 30, 2020 USD ($) position	Dec. 31, 2019 USD ($) position	Jun. 30, 2019 USD ($) position	Dec. 31, 2021 USD ($) position	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
COVID-19 Pandemic
Restructuring Cost and Reserve
Restructuring and related cost, number of positions affected | position		400
Restructuring charges		$ 58				$ 58
Restructuring charges						58
COVID-19 Pandemic | Employee-Related
Restructuring Cost and Reserve
Restructuring charges		35
Restructuring charges						35
COVID-19 Pandemic | Asset-Related and Other
Restructuring Cost and Reserve
Restructuring charges						23
COVID-19 Pandemic | Asset-Related
Restructuring Cost and Reserve
Restructuring charges		23
COVID-19 Pandemic | Cost of sales
Restructuring Cost and Reserve
Restructuring charges						13
COVID-19 Pandemic | Selling, general and administrative expenses
Restructuring Cost and Reserve
Restructuring charges						37
COVID-19 Pandemic | Research, development and related expenses
Restructuring Cost and Reserve
Restructuring charges						8
Operational/Marketing Capability Restructuring
Restructuring Cost and Reserve
Restructuring charges					$ 124	137
Restructuring and related cost, expected number of positions affected | position					3,100
Restructuring charges						137
Operational/Marketing Capability Restructuring | Minimum
Restructuring Cost and Reserve
Expected charges					$ 300
Operational/Marketing Capability Restructuring | Employee-Related
Restructuring Cost and Reserve
Restructuring and related cost, number of positions affected | position	2,100
Restructuring charges	$ 137				124	101
Restructuring charges					124	101
Operational/Marketing Capability Restructuring | Asset-Related and Other
Restructuring Cost and Reserve
Restructuring charges					0	36
Restructuring charges						36
Operational/Marketing Capability Restructuring | Cost of sales
Restructuring Cost and Reserve
Restructuring charges					19	51
Operational/Marketing Capability Restructuring | Selling, general and administrative expenses
Restructuring Cost and Reserve
Restructuring charges					88	79
Operational/Marketing Capability Restructuring | Research, development and related expenses
Restructuring Cost and Reserve
Restructuring charges					17	7
Divestiture-Related Restructuring
Restructuring Cost and Reserve
Restructuring charges		55				55
Divestiture-Related Restructuring | Employee-Related
Restructuring Cost and Reserve
Restructuring charges		32
Divestiture-Related Restructuring | Asset-Related and Other
Restructuring Cost and Reserve
Restructuring charges		$ 23
Divestiture-Related Restructuring | Cost of sales
Restructuring Cost and Reserve
Restructuring charges						42
Divestiture-Related Restructuring | Selling, general and administrative expenses
Restructuring Cost and Reserve
Restructuring charges						12
Divestiture-Related Restructuring | Research, development and related expenses
Restructuring Cost and Reserve
Restructuring charges						1
2019 Restructuring
Restructuring Cost and Reserve
Restructuring and related cost, number of positions affected | position			1,500	2,000
Restructuring charges			$ 134	$ 148			$ 282
Restructuring charges							246
2019 Restructuring | Employee-Related
Restructuring Cost and Reserve
Restructuring charges							242
Restructuring charges							206
2019 Restructuring | Asset-Related
Restructuring Cost and Reserve
Restructuring charges							40
Restructuring charges							40
2019 Restructuring | Cost of sales
Restructuring Cost and Reserve
Restructuring charges							72
2019 Restructuring | Selling, general and administrative expenses
Restructuring Cost and Reserve
Restructuring charges							137
2019 Restructuring | Research, development and related expenses
Restructuring Cost and Reserve
Restructuring charges							37
2019 Restructuring | Total operating income impact
Restructuring Cost and Reserve
Restructuring charges							246
2019 Restructuring | Other expense (income), net
Restructuring Cost and Reserve
Restructuring charges							36
Corporate and Unallocated | COVID-19 Pandemic
Restructuring Cost and Reserve
Restructuring charges						23
Corporate and Unallocated | COVID-19 Pandemic | Employee-Related
Restructuring Cost and Reserve
Restructuring charges						0
Corporate and Unallocated | COVID-19 Pandemic | Asset-Related and Other
Restructuring Cost and Reserve
Restructuring charges						23
Corporate and Unallocated | Operational/Marketing Capability Restructuring
Restructuring Cost and Reserve
Restructuring charges						29
Corporate and Unallocated | Operational/Marketing Capability Restructuring | Employee-Related
Restructuring Cost and Reserve
Restructuring charges					42	16
Corporate and Unallocated | Operational/Marketing Capability Restructuring | Asset-Related and Other
Restructuring Cost and Reserve
Restructuring charges						13
Corporate and Unallocated | Divestiture-Related Restructuring
Restructuring Cost and Reserve
Restructuring and related cost, number of positions affected | position		1,300
Restructuring charges		$ 55
Corporate and Unallocated | 2019 Restructuring
Restructuring Cost and Reserve
Restructuring charges							140
Corporate and Unallocated | 2019 Restructuring | Employee-Related
Restructuring Cost and Reserve
Restructuring charges							100
Corporate and Unallocated | 2019 Restructuring | Asset-Related
Restructuring Cost and Reserve
Restructuring charges							40
Safety and Industrial | COVID-19 Pandemic
Restructuring Cost and Reserve
Restructuring charges						7
Safety and Industrial | COVID-19 Pandemic | Employee-Related
Restructuring Cost and Reserve
Restructuring charges						7
Safety and Industrial | COVID-19 Pandemic | Asset-Related and Other
Restructuring Cost and Reserve
Restructuring charges						0
Safety and Industrial | 2019 Restructuring
Restructuring Cost and Reserve
Restructuring charges							50
Safety and Industrial | 2019 Restructuring | Employee-Related
Restructuring Cost and Reserve
Restructuring charges							50
Safety and Industrial | 2019 Restructuring | Asset-Related
Restructuring Cost and Reserve
Restructuring charges							0
Safety and Industrial | Operating Segments | Operational/Marketing Capability Restructuring
Restructuring Cost and Reserve
Restructuring charges						43
Safety and Industrial | Operating Segments | Operational/Marketing Capability Restructuring | Employee-Related
Restructuring Cost and Reserve
Restructuring charges					30	36
Safety and Industrial | Operating Segments | Operational/Marketing Capability Restructuring | Asset-Related and Other
Restructuring Cost and Reserve
Restructuring charges						7
Transportation and Electronics | COVID-19 Pandemic
Restructuring Cost and Reserve
Restructuring charges						11
Transportation and Electronics | COVID-19 Pandemic | Employee-Related
Restructuring Cost and Reserve
Restructuring charges						11
Transportation and Electronics | COVID-19 Pandemic | Asset-Related and Other
Restructuring Cost and Reserve
Restructuring charges						0
Transportation and Electronics | 2019 Restructuring
Restructuring Cost and Reserve
Restructuring charges							31
Transportation and Electronics | 2019 Restructuring | Employee-Related
Restructuring Cost and Reserve
Restructuring charges							31
Transportation and Electronics | 2019 Restructuring | Asset-Related
Restructuring Cost and Reserve
Restructuring charges							0
Transportation and Electronics | Operating Segments | Operational/Marketing Capability Restructuring
Restructuring Cost and Reserve
Restructuring charges						28
Transportation and Electronics | Operating Segments | Operational/Marketing Capability Restructuring | Employee-Related
Restructuring Cost and Reserve
Restructuring charges					24	16
Transportation and Electronics | Operating Segments | Operational/Marketing Capability Restructuring | Asset-Related and Other
Restructuring Cost and Reserve
Restructuring charges						12
Health Care | COVID-19 Pandemic
Restructuring Cost and Reserve
Restructuring charges						12
Health Care | COVID-19 Pandemic | Employee-Related
Restructuring Cost and Reserve
Restructuring charges						12
Health Care | COVID-19 Pandemic | Asset-Related and Other
Restructuring Cost and Reserve
Restructuring charges						0
Health Care | 2019 Restructuring
Restructuring Cost and Reserve
Restructuring charges							17
Health Care | 2019 Restructuring | Employee-Related
Restructuring Cost and Reserve
Restructuring charges							17
Health Care | 2019 Restructuring | Asset-Related
Restructuring Cost and Reserve
Restructuring charges							0
Health Care | Operating Segments | Operational/Marketing Capability Restructuring
Restructuring Cost and Reserve
Restructuring charges						26
Health Care | Operating Segments | Operational/Marketing Capability Restructuring | Employee-Related
Restructuring Cost and Reserve
Restructuring charges					21	23
Health Care | Operating Segments | Operational/Marketing Capability Restructuring | Asset-Related and Other
Restructuring Cost and Reserve
Restructuring charges						3
Consumer | COVID-19 Pandemic
Restructuring Cost and Reserve
Restructuring charges						5
Consumer | COVID-19 Pandemic | Employee-Related
Restructuring Cost and Reserve
Restructuring charges						5
Consumer | COVID-19 Pandemic | Asset-Related and Other
Restructuring Cost and Reserve
Restructuring charges						0
Consumer | 2019 Restructuring
Restructuring Cost and Reserve
Restructuring charges							8
Consumer | 2019 Restructuring | Employee-Related
Restructuring Cost and Reserve
Restructuring charges							8
Consumer | 2019 Restructuring | Asset-Related
Restructuring Cost and Reserve
Restructuring charges							$ 0
Consumer | Operating Segments | Operational/Marketing Capability Restructuring
Restructuring Cost and Reserve
Restructuring charges						11
Consumer | Operating Segments | Operational/Marketing Capability Restructuring | Employee-Related
Restructuring Cost and Reserve
Restructuring charges					$ 7	10
Consumer | Operating Segments | Operational/Marketing Capability Restructuring | Asset-Related and Other
Restructuring Cost and Reserve
Restructuring charges						$ 1